INTANGIBLES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years	20 years
Design Marks and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years	10 years